Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of composition and changes
	Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
At January 1, 2022	248	66	66	380
Additions	62	-	-	62
At December 31, 2022	310	66	66	442
Accumulated depreciation
At January 1, 2022	113	20	9	142
Depreciation	70	5	7	82
At December 31, 2022	183	25	16	224

Depreciated cost:
At December 31, 2022	127	41	50	218

	Computers	Office furniture and equipment	Leasehold improvements	Total
Cost
At January 1, 2021	129	58	49	236
Additions	119	8	17	144
At December 31, 2021	248	66	66	380
Accumulated depreciation
At January 1, 2021	63	15	3	81
Depreciation	50	5	6	61
At December 31, 2021	113	20	9	142

Depreciated cost:
At December 31, 2021	135	46	57	238